POST-EMPLOYMENT BENEFITS - Benefit Obligation and Fair Value of Plan Assets (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Service cost	€ 53		€ 49	€ 51
Past service cost	(3)		0	3
Interest costs (income) on defined benefit obligation	3		2	0
Return on plan assets (greater) / less than discount rate	(121)		(183)	23
Administrative expenses	2		2	3
Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	1,947		1,493
Service cost	53		49
Past service cost	(3)		0
Interest costs (income) on defined benefit obligation	43		50
Plan participants contribution	(45)		(63)
Actuarial loss (gain) - experience	5		(34)
Actuarial loss (gain) - demographic assumptions	0		(10)
Actuarial loss (gain) - financial assumptions	25		292
Benefit payments	(90)		(50)
Administrative expenses	2		0
Currency translation adjustment	(50)		(174)
Additions - Merger (Note 2)	0		268
Settlements	8
Net benefit obligation (asset)	1,969		1,947	1,493
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net benefit obligation (asset)	(1,779)		(1,369)
Interest costs (income) on defined benefit obligation	(40)		(48)
Return on plan assets (greater) / less than discount rate	121		183
Plan participants contribution	45		63
Employer contributions	58		78
Benefit payments	(90)		(50)
Administrative expenses	0		(2)
Currency translation adjustment	48		173
Additions - Merger (Note 2)	0		(263)
Settlements		$ (7)	0
Net benefit obligation (asset)	€ (1,898)		€ (1,779)	€ (1,369)